BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:                                        8/25/10                                                                   Collection Period Ending: 8/31/10
Current Payment Date:                                         9/27/10                                                                                              Period: 5

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$ 807,017,816.96	$ 676,469,911.98	$ 651,029,638.61
Yield Supplement Overcollateralization	$ 31,823,968.20	$ 26,290,804.76	$ 25,244,258.29
Adjusted Pool Balance	$ 775,193,848.76	$ 650,179,107.22	$ 625,785,380.32
Reserve Account	$ 1,937,984.62	$ 1,937,984.62	$ 1,937,984.62
Overcollateralization	$ 25,193,848.76	$ 33,333,335.50	$ 33,333,335.50

Notes
Class A-1 Notes	$ 179,200,000.00	$ 46,045,771.72	$ 21,652,044.82
Class A-2 Notes	239,000,000.00	239,000,000.00	239,000,000.00
Class A-3 Notes	254,000,000.00	254,000,000.00	254,000,000.00
Class A-4 Notes	77,800,000.00	77,800,000.00	77,800,000.00
	$ 750,000,000.00	$ 616,845,771.72	$ 592,452,044.82

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables			$ 2,375,222.86
Servicer Advances			173,714.53
Servicer Advance Reimbursement			133,998.82
Administrative Purchase Payment			0.00
Warranty Purchase Payment			0.00
Recoveries			27,555.44
Investment Earnings on Trust Accounts
Interest from Reserve Account			289.37
Interest from Collection Account			4,850.59
Total Available Interest			$ 2,447,633.97
Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal			$ 16,235,673.50
Receipts of Pre-Paid Principal			8,613,425.56
Liquidation Proceeds			321,069.69
Administrative Purchase Payment
Warranty Purchase Payment			0.00
Total Available Principal			$ 25,170,168.75
Advances from the Reserve Account			$ 0.00
Release from the Reserve Fund Account			$ 0.00

BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:                                        8/25/10                                                                   Collection Period Ending: 8/31/10
Current Payment Date:                                         9/27/10                                                                                              Period: 5

Total Available Funds	$ 27,617,802.72

Distributions:
Servicing Fees	$ 563,724.93
Non-recoverable Servicer Advance Reimbursement	12,639.99
Noteholder's Accrued and Unpaid Interest	577,588.45
Priority Principal Distribution to Noteholder's	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	24,393,726.90
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	2,070,122.45
Total Distributions	$ 27,617,802.72

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$ 676,469,911.98
Monthly Principal Received
Regular Principal Received	$ 16,235,673.50
Prepaid Principal Received	8,613,425.56
Liquidations	321,069.69
Principal Balance Allocable to Gross Charge-offs	270,104.61
Principal Portion of Repurchased Receivables	0.00
Total Monthly Principal Amounts	$ 25,440,273.36
Ending Receivable Principal Balance	$ 651,029,638.61

Distributions
Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		0.27929%	$ 11,788.45	0.07
Class A-2 Notes		0.68000%	$ 135,433.33	0.57
Class A-3 Notes		1.39000%	$ 294,216.67	1.16
Class A-4 Notes		2.10000%	$ 136,150.00	1.75
			$ 577,588.45
Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	$ 46,045,771.72	24,393,726.90	$ 21,652,044.82	136.13	0.12
Class A-2 Notes	239,000,000.00	0.00	239,000,000.00	0.00	1.00
Class A-3 Notes	254,000,000.00	0.00	254,000,000.00	0.00	1.00
Class A-4 Notes	77,800,000.00	0.00	77,800,000.00	0.00	1.00
	616,845,771.72	24,393,726.90	$ 592,452,044.82

Carryover Shortfalls
	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:                                        8/25/10                                                                   Collection Period Ending: 8/31/10
Current Payment Date:                                         9/27/10                                                                                              Period: 5

Yield Supplement Overcollateralization
Beginning Period Required Amount	$ 26,290,804.76
Beginning Period Amount	26,290,804.76
Current Distribution Date Required Amount	25,244,258.29
Current Period Release	1,046,546.47
Ending Period Amount	25,244,258.29
Next Distribution Date Required Amount	$ 24,218,116.98

Reserve Account
Beginning Period Required Amount	$ 1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	289.37
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,937,984.62
Release to Depositor	289.37
Ending Period Amount	$ 1,937,984.62

Overcollateralization
Beginning Period Overcollateralization Amount	$ 33,333,335.50
Target Overcollateralization Amount	$ 33,333,335.50
Ending Period Over Collateralization Amount	$ 33,333,335.50
Current Period Release	$ 0.00

BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:                                        8/25/10                                                                   Collection Period Ending: 8/31/10
Current Payment Date:                                         9/27/10                                                                                              Period: 5

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	28,445	27,973
Weighted Average Remaining Term	45.98	45.08
Weighted Average Annual Percentage Rate	4.14%	4.13%

Delinquencies	Dollar Amount	Percentage
30-59 Days	$ 3,989,993.50	0.61%
60-89 Days	993,134.49	0.15%
90-119 Days	339,503.98	0.05%
120+ Days	404,110.80	0.06%

Total 30+ Days Past Due	$ 5,726,742.77	0.88%

Write-offs
Gross Principal Write-offs for Current Period		$272,904.96
Recoveries for Current Period		27,555.44
Net Write-Offs for Current Period		245,349.52
Cumulative Net Realized Losses		$524,842.70

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	805,904.05	27
Ending Period Repossessed Receivables Balance	738,073.65	28
Principal Balance of 90+ Day Repossessed Vehicles	245,941.80	10